Revenue (Narrative) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Jan. 01, 2018	Dec. 31, 2017
Capitalized Contract Cost, Amortization	$ 22
Capitalized Contract Cost, Impairment Loss	0
Deferred revenue	185		$ 573
Revenue recognized	$ 179
Impact of adopting ASC 606 [Member]
Capitalized Contract Cost, Net		$ 21
Adjustment to equity		$ 2